Intangible Asset - Schedule of Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Asset [Abstract]
Insurance brokerage license	$ 408
Intangible assets	$ 408